As filed with the Securities and Exchange Commission on April 5, 2007
                                     Investment Company Act File number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2007

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
                                         600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                 (212) 830-5200
CONNECTICUT
DAILY TAX FREE
INCOME FUND, INC.
===============================================================================



Dear Shareholder:




We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended January 31, 2007.

The Fund had net assets of $78,293,704 and 315 active shareholders.

We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\ Steven W. Duff



Steven W. Duff
President

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2007
(UNAUDITED)
-------------------------------------------------------------------------------



As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
           Class A Shares                     8/1/06                  1/31/07        Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,013.20                     $5.07
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000.00              $1,020.16                     $5.09
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              8/1/06                  1/31/07
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,014.20                     $4.06
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000.00              $1,021.17                     $4.08
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
       JPMorgan Select Shares         Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              8/1/06                  1/31/07
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,013.20                     $5.07
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000.00              $1,020.16                     $5.09
----------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios of 1.00%, 0.80% and 1.00% for the Class A, Class B and JPMorgan Select Shares, respectively, multiplied by the average account value over the period
     (August 1, 2006 through January 31, 2007), multiplied by 184/365 (to reflect the six month period).
-------------------------------------------------------------------------------

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                       Maturity    Current      Value              Standard
  Amount                                                                        Date      Coupon(b)   (Note 1)    Moody's  & Poor's
--------                                                                        ----      --------     ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (18.29%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Bethel, CT BAN                                                   07/31/07     3.73%   $ 2,007,339    MIG-1
  1,850,000   Danbury, CT BAN                                                  08/03/07     3.72      1,856,976    MIG-1      SP-1+
  1,695,000   East Lyme, CT BAN                                                07/19/07     3.72      1,698,043    MIG-1
  2,000,000   Fairfield, CT BAN                                                07/26/07     3.70      2,007,620    MIG-1      SP-1+
  1,500,000   Fairfield, CT BAN                                                07/26/07     3.53      1,506,137    MIG-1      SP-1+
  1,735,000   Hamden, CT BAN                                                   07/27/07     3.73      1,738,179    MIG-1      SP-1+
  1,000,000   Ledyard, CT BAN (c)                                              07/16/07     3.51      1,002,160
  1,500,000   Milford, CT BAN                                                  05/04/07     3.49      1,501,873    MIG-1      SP-1+
  1,000,000   North St. Paul Maplewood, MN Independent School District, BAN    08/13/07     3.85      1,003,290
-----------                                                                                         -----------
 14,280,000   Total Tax Exempt General Obligation Notes & Bonds                                      14,321,617
-----------                                                                                         -----------

Variable Rate Demand Instruments (d) (80.90%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Calcasieu Parish Public Trust Authority, LA
              (Delta Equine Center, LLC Project) Series 2007 (c)
              LOC Branch Bank & Trust Company                                  01/01/32     3.675%  $ 1,000,000   P-1          A-1
  3,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                            07/01/30     3.63      3,000,000   VMIG-1
  1,370,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project)
              LOC Wachovia Bank, N.A.                                          06/01/18     3.76      1,370,000   P-1          A-1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated) - Series 1984
              LOC Wachovia Bank, N.A.                                          12/01/14     3.50        500,000                A-1+
  2,000,000   Connecticut State GO - Series 515                                12/15/13     3.63      2,000,000   VMIG-1
  2,700,000   Connecticut State HEFA P-Float PT -905
              Insured by FGIC                                                  08/12/19     3.45      2,700,000
  2,420,000   Connecticut State HEFA(Salisbury School Issue) - Series B
              LOC Fleet Bank                                                   07/01/34     3.58      2,420,000                A-1+
  3,000,000   Connecticut State HEFA(Hospital of St.Raphael Issue) - Series M
              LOC KBC Bank N.V.                                                07/01/24     3.45      3,000,000   VMIG-1       A-1
  2,880,000   Connecticut State HEFA(Eastern Connecticut Health) -  Series B
              LOC Comerica Bank                                                07/01/34     3.63      2,880,000   VMIG-1       A-1+
  1,500,000   Connecticut State HEFA(University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                          07/01/35     3.61      1,500,000                A-1+

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007
===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                       Maturity    Current      Value              Standard
  Amount                                                                        Date      Coupon(b)   (Note 1)    Moody's  & Poor's
--------                                                                        ----      ---------    ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Connecticut State HEFA (Yale University) -  Series T             07/01/29     3.69%   $ 3,000,000   VMIG-1       A-1+
  1,500,000   Connecticut State HEFA (Yale University) -  Series U-1           07/01/33     3.40      1,500,000   VMIG-1       A-1+
  2,000,000   Connecticut State HEFA (Yale University) -  Series U-1 & U-2     07/01/33     3.40      2,000,000   VMIG-1       A-1+
  1,000,000   Connecticut State HEFA (Yale University) -  Series V-2           07/01/36     3.69      1,000,000   VMIG-1       A-1+
  1,200,000   Connecticut State HEFA (Yale University) -  Series X-3           07/01/37     3.69      1,200,000   VMIG-1       A-1+
  1,160,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                        07/01/22     3.58      1,160,000                A-1+
  5,800,000   Connecticut State HEFA RB (Quinnipiac University) - Series 2001F
              Insured by Radian Asset Assurance, Inc.                          07/01/31     3.65      5,800,000                A-1+
  1,300,000   Connecticut State HFA
              (Housing Mortgage Finance Program Bonds) - Series 2002B
              Insured by AMBAC Assurance Corporation                           05/15/33     3.62      1,300,000   VMIG-1       A-1+
  1,000,000   Connecticut State HFA
              (Housing Mortgage Finance Program) - Series 2001A-3
              Insured by AMBAC Assurance Corporation                           05/15/32     3.62      1,000,000   VMIG-1       A-1+
  3,000,000   Connecticut State HFA (ROCs II - R Trust - Series 402)           11/15/33     3.67      3,000,000   VMIG-1
  1,995,000   Connecticut State HFA (ROCs II - R Trust - Series 596)
              Insured by MBIA Insurance Corporation                            06/01/14     3.64      1,995,000   VMIG-1
    925,000   Connecticut State Special Tax Obligation RB - Series 1
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                   12/01/10     3.50        925,000   P-1          A-1+
  2,000,000   Floater Trust Receipts - Series 2006FR/RI-K47
              Related to Conneticut State HFA Housing Mortgage Finance
              Program Bonds - Series 2006F                                     11/15/15     3.65      2,000,000   VMIG-1
  2,000,000   Floater Trust Receipts - Series 2006FR/RI-P58U
              Related to Conneticut State HEFA RB  - Series 2006 X-1           07/01/42     3.51      2,000,000   VMIG-1       A-1
  1,000,000   Fulton County, KY Industrial Buliding RB
              LOC Branch Bank & Trust Company                                  07/01/26     3.75      1,000,000   P-1          A-1+
  1,000,000   Michigan State Strategic Fund
              (Ilmor Engineering Inc. Project) - Series 2006 (c)
              LOC Fifth Third Bank                                             03/01/36     3.72      1,000,000   P-1          A-1+
  1,000,000   Nashville & Davidson County, TN   MHRB
              (Wedgewood Towers Project) - Series 2004B (c)
              LOC Amsouth Bank, N.A.                                           06/01/34     3.77      1,000,000   P-1          A-1




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------




===============================================================================




                                                                                                                     Ratings (a)
    Face                                                                       Maturity    Current      Value              Standard
  Amount                                                                        Date      Coupon(b)   (Note 1)    Moody's  & Poor's
--------                                                                        ----      ---------    -------    -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   430,000   New Britain, CT GO -  Series 2000B
              Insured by AMBAC Assurance Corporation                           04/01/20     3.51%   $   430,000                A-1+
  2,000,000   Puerto Rico Electric Power Authority - Series SGA 43
              Insured by MBIA Insurance Corporation                            07/01/22     3.45      2,000,000                A-1+
  1,315,000   PUTTERS Series 215 Related to Connecticut State HEFA RB
              (Eastern Conneticut Health Network Issue) - Series A
              Insured by Radian Asset Assurance, Inc.                          07/01/30     3.64      1,315,000                A-1
  3,000,000   State of Connecticut HEFA RB (Greenwich Family YMCA - A)
              LOC Bank of New York                                             07/01/35     3.61      3,000,000   VMIG-1
  3,000,000   State of Connecticut HEFA  RB (Hotchkiss School) - Series A      07/01/30     3.58      3,000,000   VMIG-1       A-1+
    500,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico Public
              Improvement Refunding Bonds - Series 2001
              Insured by FSA                                                   07/01/27     3.62        500,000                A-1+
  1,840,000   Weston, CT ROCs ll R Trusts - Series 6501                        07/15/22     3.64      1,840,000   VMIG-1
-----------                                                                                         -----------
 63,335,000   Total Variable Rate Demand Instruments                                                 63,335,000
-----------                                                                                         -----------
              Total Investments (99.19%) (Cost $77,656,617+)                                         77,656,617
              Cash and Other Assets, Net of Liabilities (0.81%)                                         637,087
                                                                                                    -----------
              Net Assets (100.00%)                                                                  $78,293,704
                                                                                                    ===========
              +   Aggregate cost for federal income tax purposes is identical.




FOOTNOTES:


(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated which the fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007
===============================================================================


KEY:
     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     FSA     =  Financial Security Assurance                         MHRB   =   Multi-Family Housing Revenue Bond
     FGIC    =  Financial Guaranty Insurance Company                 RB     =   Revenue Bond
     GO      =  General Obligation                                   ROCs   =   Reset Option Certificates
     HEFA    =  Health and Education Facilities Authority            TICs   =   Trust Inverse Certificates
     HFA     =  Housing Finance Authority                            TOCs   =   Tender Option Certificates
     IDRB    =  Industrial Development Revenue Bond




Breakdown of Portfolio Holdings by State:

----------------------------------------------------------------------
         State                   Value             % of Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
  Connecticut                 $70,153,327              90.33%
  Kentucky                      1,000,000               1.29
  Louisiana                     1,000,000               1.29
  Michigan                      1,000,000               1.29
  Minnesota                     1,003,290               1.29
  Puerto Rico                   2,500,000               3.22
  Tennessee                     1,000,000               1.29
----------------------------------------------------------------------
  Total                       $77,656,617             100.00%
----------------------------------------------------------------------






-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2007
===============================================================================



ASSETS:

   Investments in securities, at amortized cost (Note1)..........................   $   77,656,617
   Cash..........................................................................          296,763
   Accrued interest receivable...................................................          521,369
   Prepaid expenses..............................................................           12,767
                                                                                    --------------
         Total assets............................................................       78,487,516
                                                                                    --------------

LIABILITIES:

   Payable to affiliates*........................................................           32,776
   Accrued expenses..............................................................           90,175
   Dividends payable.............................................................           70,861
                                                                                    --------------
         Total liabilities.......................................................          193,812
                                                                                    --------------
   Net assets....................................................................   $   78,293,704
                                                                                    ==============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 3).......................   $   78,312,070
   Accumulated net realized loss.................................................         (18,366)
                                                                                    --------------
   Net assets....................................................................   $   78,293,704
                                                                                    ==============
   Net asset value, per share (Note 3):

     Class A shares,($56,602,643 applicable to 56,629,158 shares outstanding)....          $  1.00
                                                                                           =======
     Class B shares,($21,429,321 applicable to 21,439,359 shares outstanding)....          $  1.00
                                                                                           =======
     JPMorgan Select shares, ($261,740 applicable to 261,863 shares outstanding).          $  1.00
                                                                                           =======




* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2007
===============================================================================



INVESTMENT INCOME

Income:
  Interest.......................................................................      $   3,191,577
                                                                                       -------------
Expenses: (Note 2)
   Investment management fee.....................................................            283,393
   Administration fee............................................................            198,375
   Shareholder servicing fee (Class A shares)....................................            114,033
   Shareholder servicing fee (JPMorgan Select shares)............................             27,391
   Custodian expenses............................................................             13,860
   Shareholder servicing and related shareholder expenses+.......................             83,198
   Legal, compliance and filing fees.............................................             78,859
   Audit and accounting..........................................................            185,041
   Directors' fees and expenses..................................................             21,248
   Miscellaneous.................................................................             12,050
                                                                                       -------------
       Total expenses............................................................          1,017,448
       Less:  Expenses paid indirectly...........................................            (1,456)
       Less:  Fees waived .......................................................          (139,220)
                                                                                       -------------
       Net expenses..............................................................            876,772
                                                                                       -------------
   Net investment income.........................................................          2,314,805

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..........................................            (1,598)
                                                                                        ------------
Increase in net assets from operations...........................................       $  2,313,207
                                                                                        ============



+ Includes class specific transfer agency expenses of $28,508, $11,876 and $6,848 for Class A, Class B, and JPMorgan Select shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2007 AND 2006
===============================================================================




                                                                                   2007                       2006
                                                                                ------------                ------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income..................................................    $  2,314,805                $  1,964,143
     Net   realized   gain  on investments..................................          (1,598)                      6,476
                                                                                ------------                ------------
     Increase in net assets from operations.................................       2,313,207                   1,970,619

Dividends to shareholders from net investment income*:
     Class A shares.........................................................      (1,380,161)                   (963,437)
     Class B shares.........................................................        (622,319)                   (512,090)
     JPMorgan Select shares.................................................        (312,325)                   (488,616)
                                                                                ------------                ------------
     Total dividend to shareholders.........................................      (2,314,805)                 (1,964,143)

Distributions to shareholders from realized gains on investments:
     Class A shares.........................................................         (11,885)                     (3,239)
     Class B shares.........................................................          (4,823)                     (1,465)
     JPMorgan Select shares.................................................             (60)                     (1,772)
                                                                                ------------                ------------
     Total distribution to shareholders.....................................         (16,768)                     (6,476)

Capital share transactions (Note 3):
     Class A shares.........................................................      (4,372,290)                 (9,085,215)
     Class B shares.........................................................      (3,756,552)                   (289,513)
     JPMorgan Select shares.................................................     (33,909,624)                 (4,610,392)
                                                                                ------------                ------------
     Total capital share transactions.......................................     (42,038,466)                (13,985,120)
                                                                                ------------                ------------
Total increase(decrease)....................................................     (42,056,832)                (13,985,120)
Net assets:
     Beginning of year......................................................     120,350,536                 134,335,656
                                                                                ------------                ------------
     End of year............................................................    $ 78,293,704                $120,350,536
                                                                                ============                ============

     Undistributed net investment income....................................    $        -0-                $        -0-
                                                                                ============                ============


*    Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

    d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

1. Summary of Accounting Policies (continued)

    f)  Representations  and Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements (with respect to Class A and JPMorgan Select shares only). For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended January 31, 2007, the Manager voluntarily waived the following fees:

Advisory fees...............................................          $  46,261
Administrative fees ........................................             92,959
                                                                      ---------
   Total....................................................          $ 139,220
                                                                      =========
The Manager has no right to recoup prior fees waived.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director will also receive a fee up to $1,500 at the discretion of the Lead
Director for telephonic Board meetings. In addition, the Lead Independent Director will receive an additional $12,000, payable quarterly and the Audit Committee Chairman and the Compliance Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the New Jersey Daily Municipal Income Fund, Inc., the Daily Income Fund, the Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund and the Short Term Income Fund, Inc.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $47,368 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, B and JPMorgan Select shares of the Fund. For the year ended January 31, 2007 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A, B and JPMorgan select shares of the Fund.

For the year ended January 31, 2007, the breakdown of expenses paid indirectly by the Fund was as follows:

     Custodian expenses.......................................         $  1,456
                                                                       --------
     Total....................................................         $  1,456
                                                                       ========

3. Capital Stock

At January 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                               Year                     Year
                                                              Ended                    Ended
Class A shares                                           January 31, 2007         January 31, 2006
--------------                                           ----------------         ----------------
Sold................................................         261,598,786              234,990,278
Issued on reinvestment of dividends.................           1,065,508                  724,520
Redeemed............................................        (267,036,584)            (244,800,013)
                                                          --------------           --------------
Net increase (decrease).............................          (4,372,290)              (9,085,215)
                                                          ==============           ==============


Class B shares
--------------
Sold................................................          89,428,573              161,653,806
Issued on reinvestment of dividends.................             624,566                  498,653
Redeemed............................................         (93,809,691)            (162,441,972)
                                                          --------------           --------------
Net increase (decrease).............................          (3,756,552)                (289,513)
                                                          ==============           ==============

JPMorgan Select shares
----------------------
Sold................................................          44,752,599               95,080,350
Issued on reinvestment of dividends.................             342,331                  473,020
Redeemed............................................         (79,004,554)            (100,163,762)
                                                          --------------           --------------
Net increase (decrease).............................         (33,909,624)              (4,610,392)
                                                          ==============           ==============




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


4. Tax Information

The tax character of all distributions paid during the years ended January 31, 2007 and 2006 were as follows:

                                                  2007                  2006
                                              -----------           -----------
     Tax-exempt income....................    $ 2,314,805           $ 1,964,143
     Long-term capital gain...............         16,768                 6,476

At January 31, 2007, the Fund had for Federal income tax purposes, capital losses of $18,366, which may be carried forward to offset future capital gains and if not used, will expire on January 31, 2015.

At January 31, 2007, the Fund had no distributable earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio's 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 53% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


6. Financial Highlights


                                                                       Years Ended January 31,
                                                     ---------------------------------------------------------
Class A shares
--------------                                        2007         2006         2005        2004         2003
                                                     -------      -------      -------     -------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............    $  1.00      $  1.00      $  1.00     $  1.00      $  1.00
                                                     --------     --------     --------    --------     --------
Income from investment operations:
    Net investment income........................       0.025        0.015        0.003       0.001        0.005
    Net realized and unrealized gain (loss)
      on investments.............................       0.000        0.000          --        0.000        0.000
                                                     --------     --------     --------    --------     --------
    Total from investment operations.............       0.025        0.015        0.003       0.001        0.005
Less distributions from:
    Dividends from net investment income.........      (0.025)      (0.015)      (0.003)     (0.001)      (0.005)
    Net realized gains on investments............       0.000        0.000          --        0.000        0.000
                                                     --------     --------     --------    --------     --------
Total Distributions..............................      (0.025)      (0.015)      (0.003)     (0.001)      (0.005)
                                                     --------     --------     --------    --------     --------
Net asset value, end of year.....................    $  1.00      $  1.00      $  1.00     $  1.00      $  1.00
                                                     ========     ========     ========    ========     ========
Total Return.....................................       2.48%        1.54%        0.33%       0.15%        0.54%
Ratios/Supplemental Data
Net assets, end of year (000's)..................    $ 56,603     $ 60,992     $ 70,077    $ 74,910     $ 80,465
Ratios to average net assets:
  Expenses (net of fees waived)(a) ..............       0.98%        0.93%        0.93%       0.93%        0.91%
  Net investment income..........................       2.42%        1.51%        0.32%       0.15%        0.53%
  Management & Administration fees waived........       0.15%         --            --         --           --
  Shareholder servicing fees waived..............        --           --          0.01%       0.02%         --
  Expenses paid indirectly.......................       0.00%        0.00%        0.00%       0.00%        0.00%



(a) Includes expenses paid directly, if applicable.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



6. Financial Highlights (Continued)

                                                                    Years Ended January 31,
                                                     ---------------------------------------------------------
Class B shares
--------------                                        2007         2006         2005        2004         2003
                                                     -------      -------      -------     -------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year................   $  1.00      $  1.00      $  1.00     $  1.00      $  1.00
                                                     --------     --------     --------    --------     --------
Income from investment operations:
    Net investment income.........................      0.027        0.017        0.005       0.003        0.007
    Net realized and unrealized gain (loss)
      on investments..............................      0.000        0.000          --        0.000        0.000
                                                     --------     --------     --------    --------     --------
    Total from investment operations..............      0.027        0.017        0.005       0.003        0.007
Less distributions from:
    Dividends from net investment income..........     (0.027)      (0.017)      (0.005)     (0.003)      (0.007)
    Net realized gains on investments.............      0.000        0.000          --        0.000        0.000
                                                     --------     --------     --------    --------     --------
Total Distributions...............................     (0.027)      (0.017)      (0.005)     (0.003)      (0.007)
                                                     --------     --------     --------    --------     --------
Net asset value, end of year......................   $  1.00      $  1.00      $  1.00     $  1.00      $  1.00
                                                     ========     ========     ========    ========     ========
Total Return......................................      2.69%        1.75%        0.52%       0.33%        0.75%
Ratios/Supplemental Data
Net assets, end of year (000's)...................   $ 21,429     $ 25,192     $ 25,482    $ 22,735     $ 27,589
Ratios to average net assets:
  Expenses (net of fees waived) (a) ..............      0.78%        0.73%        0.74%       0.76%        0.70%
  Net investment income...........................      2.62%        1.73%        0.54%       0.32%        0.75%
  Management & Administration fees waived.........      0.15%         --           --          --           --
  Expenses paid indirectly........................      0.00%        0.00%        0.00%       0.00%        0.00%



(a)  Includes expenses paid directly, if applicable.






-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================



6. Financial Highlights (Continued)




                                                                       Years Ended January 31,
                                                     ---------------------------------------------------------
JP Morgan Shares
----------------                                      2007         2006         2005        2004         2003
                                                     -------      -------      -------     -------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............    $  1.00      $  1.00      $  1.00     $  1.00      $  1.00
                                                     --------     --------     --------    --------     --------
Income from investment operations:
    Net investment income........................       0.025        0.015        0.003       0.001        0.005
    Net realized and unrealized gain (loss)
      on investments.............................       0.000        0.000          --        0.000        0.000
                                                     --------     --------     --------    --------     --------
    Total from investment operations.............       0.025        0.015        0.003       0.001        0.005
Less distributions from:
    Dividends from net investment income.........      (0.025)      (0.015)      (0.003)     (0.001)      (0.005)
    Net realized gains on investments............       0.000        0.000          --        0.000        0.000
                                                     --------     --------     --------    --------     --------
Total Distributions..............................      (0.025)      (0.015)      (0.003)     (0.001)      (0.005)
                                                     --------     --------     --------    --------     --------
Net asset value, end of year.....................    $  1.00      $  1.00      $  1.00     $  1.00      $  1.00
                                                     ========     ========     ========    ========     ========
Total Return.....................................       2.48%        1.54%        0.33%       0.15%        0.54%
Ratios/Supplemental Data
Net assets, end of year (000's)..................    $    262     $ 34,167     $ 38,777    $ 35,433     $ 72,984
Ratios to average net assets:
  Expenses (net of fees waived) (a) .............       0.96%        0.93%        0.93%       0.93%        0.91%
  Net investment income..........................       2.28%        1.51%        0.32%       0.15%        0.53%
  Management & Administration fees waived........       0.15%         --           --          --           --
  Shareholder servicing fees waived..............        --           --          0.01%       0.02%         --
  Expenses paid indirectly.......................       0.00%        0.00%        0.00%       0.00%        0.00%


 (a)  Includes expenses paid directly, if applicable.




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

-------------------------------------------------------------------------------



To the Board of Directors and Shareholders of Connecticut Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
March 22, 2007



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 6, 2006
(UNAUDITED)
===============================================================================

A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on December 6, 2006. The purpose of the meeting was to elect Directors of the Fund. No other business was transacted at the meeting.

The results of the voting at the Special Meeting are as follows:

To elect Directors for the Fund:


                             Shares           % of                      % of
     Edward A. Kuczmarski    Voted      Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

      For                36,514,259.830      48.98%                   99.55%
      Withheld              165,750.040       0.22%                    0.45%

                             Shares           % of                      % of
     Dr. W. Giles Mellon     Voted      Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

      For                36,529,540.450      49.00%                   99.59%
      Withheld              150,469.420       0.20%                    0.41%



                           Shares             % of                     % of
     Robert Straniere,Esq. Voted        Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

      For                36,530,049.830     49.00%                    99.59%
      Withheld              149,960.040      0.20%                     0.41%

                           Shares             % of                     % of
     Dr. Yung Wong         Voted        Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

         For             36,530,049.830     49.00%                    99.59%
         Withheld           149,960.040      0.20%                     0.41%

                           Shares             % of                     % of
     Albert R. Dowden      Voted        Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

         For             36,540,217.830     49.01%                    99.62%
         Withheld           139,792.040      0.19%                     0.38%


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================





The results of the voting at the Special Meeting are as follows: (continued)

To elect Directors for the Fund:


                           Shares             % of                     % of
     William Lerner        Voted        Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

         For             36,544,791.450     49.02%                    99.63%
         Withheld           135,218.420      0.18%                     0.37%

                           Shares             % of                     % of
     James L. Schultz      Voted        Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

         For             36,545,300.830     49.02%                    99.63%
         Withheld           134,709.040      0.18%                     0.37%

                           Shares             % of                     % of
     Carl Frischling       Voted        Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

         For             36,540,217.830     49.01%                    99.62%
         Withheld           139,792.040      0.19%                     0.38%

                           Shares             % of                     % of
     Steven W. Duff        Voted        Outstanding Shares         Shares Voted
-------------------------------------------------------------------------------

         For             36,540,217.830     49.01%                    99.62%
         Withheld           139,792.040      0.19%                     0.38%





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG-TERM CAPITAL GAIN DISTRIBUTION

On December 29, 2006, the Fund paid a long-term capital gain distribution of $0.000229887 per share.





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

Information about the Investment Management Contract

Connecticut Daily Tax Free Income Fund, Inc.

On December 7, 2006, the Board of Directors approved the continuance of the Investment Management Contract.In determining whether to approve the continuance of the Advisory Agreement and Sub-Advisory Agreement (the "Agreements"), the Directors considered the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that
(i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2)   The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories for the one-month, one-, three-, five- and ten-year periods ended November, 2006. The peer group categories included: (i) an asset-based peer group of retail no-load Connecticut tax-exempt money market funds, as classified by Lipper, as the peer group for the Fund's Class A shares ("expense group 1"); (ii) a competitors class peer group, representing two other Connecticut tax free funds that are considered to be competitors of the Fund's Class B shares with similar distribution channels ("expense group 2"); and (iii) a peer group of all funds in the Lipper universe that are retail no-load Connecticut tax-exempt money market funds regardless of asset size ("expense universe"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. The Directors noted that the net and gross performance of the Fund against all the Peer Groups was for most periods poor and discussed with the Manager the reasons for such poor performance. In particular, the Board noted that the Fund's ranking against the Lipper gross performance universe (which includes all funds in the expense universe) was in the 4th quintile for the one-month and three-year performance, 5th quintile for the one-year period and 3rd quintile for the five- and ten-year periods (lst quintile being the highest).

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


Information about the Investment Management Contract (continued)

2)   The performance of the Fund and the Manager. (continued)

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of each class of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Peer Groups. When considering the expense data, the Board also took into account the relatively small number of funds available in the Class A and Class B peer groups. The Manager further discussed with the Board additional information relating to the funds Lipper had included in the Fund's Class A universe (expense group 1), including information about the funds' distribution channels and expenses. The Directors noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


Information about the Investment Management Contract (continued)


4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)   Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                            Directors and Officers Information (continued)
                                                          January 31, 2007(1)
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------

-------------------  Position(s)      Term of            Principal Occupation(s)            Number of           Other
 Name, Address(2),    Held with       Office                   During Past                Portfolios in     Directorships
      and Age            Fund      and Length of                 5 Years                   Fund Complex        held by
                                       Time                                                Overseen by         Director
                                     Served(3)                                               Director
-------------------------------------------------------------------------------------- ------------------ ----------------
------------------------- -------- -------------- ------------------------------------ ------------------ ----------------
Disinterested Directors:
------------------------- -------- -------------- ------------------------------------ ------------------ ----------------
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
Edward A. Kuczmarski,    Director   Since 2006    Certified Public Accountant and      Director/Trustee   Trustee of the
Age 57                                            Partner of Hays & Company LLP        of fourteen        Empire Builder
                                                  since 1980.                          portfolios         Tax Free Bond
                                                                                                          Fund
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
Dr. W. Giles Mellon,     Director   Since 1987    Professor Emeritus of Business       Director/Trustee         N/A
Age 75                                            Administration in the Graduate       of thirteen
                                                  School of Management, Rutgers        portfolios
                                                  University with which he has been
                                                  associated with since 1966.
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
Robert Straniere, Esq,  Director    Since 1987    Owner, Straniere Law Firm since      Director/Trustee   WPG Funds Group
Age 65                                            1980,                                of thirteen
                                                  NYS Assemblyman from 1981 to 2004    portfolios
                                                  and counsel at Fisher, Fisher &
                                                  Berger since 1995.
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
Dr. Yung Wong,          Director    Since 1987    Managing Director of Abacus          Director/Trustee         N/A
Age 68                                            Associates, an investment firm,      of thirteen
                                                  since 1996.                          portfolios
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
Albert R. Dowden,       Director    Since 2006    Corporate Director/Trustee for       Director of ten    Director/Trustee
Age 65                                            Annuity & Life Re (Holdings) Ltd.,   portfolios         of Annuity &
                                                  Boss Group, Ltd., Homeowners of                         Life Re
                                                  America Holdings Corporation,                           (Holdings)
                                                  CompuDyne Corporation, and AIM                          Ltd., Boss
                                                  Funds.                                                  Group, Ltd.,
                                                                                                          Homeowners of
                                                                                                          America
                                                                                                          Holdings
                                                                                                          Corporation,
                                                                                                          CompuDyne
                                                                                                          Corporation
                                                                                                          and the AIM
                                                                                                          Funds.
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
William Lerner, Esq.,   Director    Since 2006    Self-employed consultant to          Director of ten    Director of
Age 70                                            business entities and                portfolios         MTM
                                                  entrepreneurs for corporate                             Technologies,
                                                  governance and corporate                                Inc.
                                                  secretarial services.
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
James L. Schultz,       Director    Since 2006    Self-employed as a consultant.       Director of ten         None
Age 70                                            Formerly President of Computer       portfolios
                                                  Research Inc. from 1975 to 2001.
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------
Carl Frischling, Esq.,  Director    Since 2006    Partner of Kramer Levin Naftalis &   Director of ten    Director of
Age 70                                            Frankel LLP (a lawfirm) with which   portfolios         the AIM Funds.
                                                  he has been associated with since
                                                  1994.
---------------------- ----------- -------------- ------------------------------------ ------------------ ----------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC
ADITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================




                                            Directors and Officers Information (continued)
                                                          January 31, 2007(1)
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------

-------------------  Position(s)      Term of            Principal Occupation(s)            Number of           Other
 Name, Address(2),    Held with       Office                   During Past                Portfolios in     Directorships
      and Age            Fund      and Length of                 5 Years                   Fund Complex        held by
                                       Time                                                Overseen by         Director
                                     Served(3)                                               Director
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------
-------------------------------------- --------------- ------------ -------------------- ------------- -------------------
Interested Directors/Officers:
-------------------------------------- --------------- ------------ -------------------- ------------- -------------------
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------
Steven W. Duff,       President     Since 1994    Manager and President of Reich & Tang  Director/Trustee       None
Age 53                   and                      Asset Management, LLC ("RTAM, LLC"),   and/or Officer
                     Director(4)                  a registered Investment Advisor and    of eighteen
                                                  President of the Mutual Funds          portfolios
                                                  Division of RTAM, LLC.  Associated
                                                  with RTAM, LLC since 1994.  Mr. Duff
                                                  is also President and
                                                  Director/Trustee of eight other funds
                                                  in the Reich & Tang Fund Complex,
                                                  Director of Pax World Money Market
                                                  Fund, Inc., Principal Executive
                                                  Officer of Delafield Fund, Inc. and
                                                  President and Chief Executive Officer
                                                  of Tax Exempt Proceeds Fund, Inc.
                                                  Mr. Duff also serves as a Director of
                                                  Reich & Tang Services, Inc. and Reich
                                                  & Tang Distributors, Inc.
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------
Richard De Sanctis,      Vice       Since 2005     Executive Vice President and CFO of         N/A              N/A
Age 50                President                    RTAM LLC.  Associated with RTAM,
                                                   LLC since 1990.  Mr. De Sanctis is
                                                   Vice President of ten other funds
                                                   in the Reich & Tang Fund Complex,
                                                   Vice President and Assistant
                                                   Secretary of Cortland Trust, Inc.
                                                   and serves as Executive Vice
                                                   President and Chief Financial
                                                   Officer of Reich & Tang Services,
                                                   Inc. and Reich & Tang Distributors,
                                                   Inc.  Prior to December 2004, Mr.
                                                   De Sanctis was Treasurer and
                                                   Assistant Secretary of eleven funds
                                                   in the Reich & Tang Fund Complex
                                                   and Vice President, Treasurer and
                                                   Assistant Secretary of Cortland
                                                   Trust, Inc.
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------
Molly Flewharty,         Vice       Since 1987    Senior Vice President of RTAM, LLC.          N/A              N/A
Age 55                President                   Associated with RTAM, LLC since
                                                  1977.
                                                  Ms. Flewharty is also Vice President
                                                  of eleven other funds in the Reich &
                                                  Tang Fund Complex.  Ms. Flewharty
                                                  also serves as Senior Vice President
                                                  of Reich & Tang Distributors, Inc.
-------------------- ------------- -------------- -------------------------------------- ----------------- ---------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



                                            Directors and Officers Information (continued)
                                                          January 31, 2007(1)
-------------------- ------------- -------------- ----------------------------------- ------------------- ----------------

-------------------  Position(s)       Term of         Principal Occupation(s)            Number of             Other
 Name, Address(2),    Held with        Office                During Past                Portfolios in       Directorships
      and Age            Fund       and Length of              5 Years                   Fund Complex          held by
                                   Time Served(3)                                        Overseen by          Director
                                                                                           Director
-------------------- ------------- -------------- ----------------------------------- ------------------- ----------------
-------------------------------------- ---------- ----------------- ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
-------------------- ------------- -------------- ----------------------------------- ------------------- ----------------
Rosanne Holtzer,         Chief      Since 2004    Senior Vice President, Compliance          N/A                N/A
Age 42                Compliance                  Officer and Assistant Secretary
                        Officer                   of RTAM, LLC.  Associated with
                                    Since 2001    RTAM, LLC since 1986.  Ms.
                      Secretary                   Holtzer is also Chief Compliance
                                    Since 1998    Officer, Secretary and Assistant
                      Assistant                   Treasurer of eleven other funds
                      Treasurer                   in the Reich & Tang Fund
                                                  Complex.  Ms. Holtzer also serves
                                                  as Senior Vice President,
                                                  Assistant Secretary & Compliance
                                                  Officer of Reich & Tang
                                                  Distributors, Inc. and Senior
                                                  Vice President, Assistant
                                                  Secretary & Chief Compliance
                                                  Officer of Reich & Tang Services,
                                                  Inc.
-------------------- ------------- -------------- ----------------------------------- ------------------- ----------------
-------------------- ------------- -------------- ----------------------------------- ------------------- ----------------
Michael Lydon,           Vice       Since 2005    Executive Vice President and Chief         N/A                N/A
Age 43                President                   Operations Officer of RTAM, LLC.
                                                  Associated with RTAM, LLC since
                                                  January 2005.  Mr. Lydon was Vice
                                                  President at Automatic Data
                                                  Processing from July 2000 to
                                                  December 2004.  Prior to July
                                                  2000, Mr. Lydon was Executive Vice
                                                  President and Chief Information
                                                  Officer of RTAM, LLC.  Mr. Lydon
                                                  is also Vice President of eleven
                                                  other funds in the Reich & Tang
                                                  Fund Complex.  Mr. Lydon also
                                                  serves as Executive Vice President
                                                  and Chief Operations Officer for
                                                  Reich & Tang Distributors, Inc.
                                                  and Reich & Tang Services, Inc.
-------------------- ------------- -------------- ----------------------------------- ------------------- ----------------



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================



                                            Directors and Officers Information (continued)
                                                          January 31, 2007(1)
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------

---------------------  Position(s)  Term of Office         Principal Occupation(s)            Number of           Other
  Name, Address(2),    Held with    and Length of                During Past                Portfolios in     Directorships
       and Age            Fund      Time Served(3)                 5 Years                   Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
-------------------------------------- ------------- -------------- ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Dana E. Messina,       Vice           Since 1987     Executive Vice President of RTAM,           N/A              N/A
Age 50                 President                     LLC.  Associated with RTAM, LLC
                                                     since 1980.  Ms. Messina is also
                                                     Vice President of eight other
                                                     funds in the Reich & Tang Fund
                                                     Complex.  Ms. Messina also serves
                                                     as Executive Vice President of
                                                     Reich & Tang Distributors, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Anthony Pace,          Treasurer      Since 2004     Vice President of RTAM, LLC since           N/A              N/A
Age 41                 and                           September 2004.  Mr. Pace was a
                       Assistant                     Director of a Client Service Group
                       Secretary                     at GlobeOp Financial Services,
                                                     Inc. from May 2002 to August 2004
                                                     and Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC and
                                                     Salomon Brothers Asset Management
                                                     Inc. from 1998 to May 2002.  Mr.
                                                     Pace is also Treasurer and
                                                     Assistant Secretary of eleven
                                                     other funds in the Reich & Tang
                                                     Fund Complex.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------


(1) The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================








---------------------------------------------
This  report  is  submitted for the general                   CONNECTICUT
information of the shareholders of the Fund.                  DAILY
It  is  not authorized  for distribution to                   TAX FREE
prospective  investors  in the  Fund unless                   INCOME
preceded  or  accompanied  by an  effective                   FUND, INC.
prospectus,  which  includes  information
regarding the Fund's objectives and policies,
experience of its management, marketability
of shares, and other information.
---------------------------------------------









Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor                              Annual Report
     Brooklyn, New York 11217                             January 31, 2007


Transfer Agent &
  Dividend & Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






CT1/07A

-------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2007                      FYE 1/31/2006

4(a)     Audit Fees                 $29,000                            $26,800
4(b)     Audit Related Fees         $     0                            $     0
4(c)     Tax Fees                   $ 3,750                            $ 3,465
4(d)     All Other Fees             $     0                            $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2007. $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

     (a)(1) Code of Ethics.

     (a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

     (a)(3) Not applicable.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date: April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President
Date: April 5, 2007

By (Signature and Title)* /s/ Anthony Pace
                              Anthony Pace, Treasurer
Date: April 5, 2007

* Print the name and title of each signing officer under his or her signature.